UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Corporate Bond ETF

November 30, 2014

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 91.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 7.4%
Automobiles – 0.5%
General Motors Co. 5.20% 4/1/45	$200,000	$205,580

Diversified Consumer Services – 0.0%
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	12,000	12,029

Household Durables – 1.6%
DR Horton, Inc. 3.75% 3/1/19	425,000	426,062
Toll Brothers Finance Corp. 4.375% 4/15/23	255,000	253,088

		679,150

Media – 5.3%
21st Century Fox America, Inc. 6.15% 2/15/41	221,000	276,419
Comcast Corp. 4.50% 1/15/43	306,000	322,425
Discovery Communications LLC 4.875% 4/1/43	255,000	256,013
Nielsen Finance LLC / Nielsen Finance Co. 4.50% 10/1/20	323,000	325,019
Time Warner Cable, Inc.:
5.85% 5/1/17	765,000	841,541
6.20% 3/15/40	221,000	265,326

		2,286,743

TOTAL CONSUMER DISCRETIONARY		3,183,502

CONSUMER STAPLES – 2.5%
Beverages – 1.9%
Constellation Brands, Inc. 3.75% 5/1/21	425,000	422,875
PepsiCo, Inc. 4.25% 10/22/44	370,000	375,059

		797,934

Tobacco – 0.6%
Altria Group, Inc. 2.85% 8/9/22	272,000	264,399

TOTAL CONSUMER STAPLES		1,062,333

ENERGY – 15.1%
Energy Equipment & Services – 3.8%
DCP Midstream LLC:
5.35% 3/15/20 (a)	391,000	432,017
5.85% 5/21/43 (a)(b)	663,000	658,856
El Paso Pipeline Partners Operating Co. LLC 5.00% 10/1/21	238,000	256,776
TransCanada PipeLines Ltd. 4.625% 3/1/34	238,000	248,085

		1,595,734

Oil, Gas & Consumable Fuels – 11.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	374,000	419,993
Canadian Natural Resources Ltd. 3.90% 2/1/25	72,000	73,251

	Principal Amount	Value
Chesapeake Energy Corp. 6.125% 2/15/21	$289,000	$312,843
EnLink Midstream Partners LP 2.70% 4/1/19	255,000	256,972
Noble Energy, Inc. 5.05% 11/15/44	200,000	201,089
Petrobras International Finance Co. SA:
3.875% 1/27/16	306,000	307,239
5.375% 1/27/21	306,000	304,678
Petroleos Mexicanos:
5.50% 6/27/44	408,000	420,240
6.00% 3/5/20	374,000	425,033
Phillips 66 Co.:
2.95% 5/1/17	833,000	862,248
4.875% 11/15/44	170,000	173,113
Talisman Energy, Inc. 5.50% 5/15/42	238,000	220,012
The Williams Companies., Inc. 5.75% 6/24/44	255,000	243,887
Weatherford International Ltd. 5.95% 4/15/42	221,000	215,917
Williams Partners LP 3.35% 8/15/22	425,000	411,939

		4,848,454

TOTAL ENERGY		6,444,188

FINANCIALS – 41.2%
Banks – 16.6%
Bank of America Corp.:
4.125% 1/22/24	425,000	445,814
4.20% 8/26/24	255,000	260,225
4.25% 10/22/26	40,000	40,245
6.00% 9/1/17	510,000	568,074
Barclays PLC 2.75% 11/8/19	200,000	200,777
BPCE S.A. 5.15% 7/21/24 (a)	224,000	232,715
Capital One Bank U.S.A. N.A. 2.30% 6/5/19	512,000	511,530
CIT Group, Inc. 3.875% 2/19/19	425,000	427,040
Citigroup, Inc.:
4.45% 1/10/17	306,000	325,385
5.30% 5/6/44	255,000	272,513
5.50% 9/13/25	391,000	437,056
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.625% 12/1/23	256,000	271,302
Discover Bank 3.20% 8/9/21	256,000	257,943
Fifth Third Bancorp 8.25% 3/1/38	170,000	258,114
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	240,000	239,149
JPMorgan Chase & Co. 2.35% 1/28/19	850,000	860,716
Regions Bank 7.50% 5/15/18	512,000	598,110

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	$240,000	$244,717
6.00% 12/19/23	408,000	443,141
Wells Fargo & Co. 4.65% 11/4/44	200,000	203,289

		7,097,855

Capital Markets – 4.6%
Goldman Sachs Group, Inc.:
2.375% 1/22/18	629,000	640,330
3.85% 7/8/24	255,000	261,169
Morgan Stanley:
3.75% 2/25/23	629,000	646,995
4.875% 11/1/22	408,000	440,062

		1,988,556

Consumer Finance – 5.7%
Ally Financial, Inc. 4.75% 9/10/18	408,000	422,280
Discover Financial Services 5.20% 4/27/22	391,000	431,745
Ford Motor Credit Co. LLC:
3.00% 6/12/17	384,000	395,879
5.875% 8/2/21	352,000	409,263
Synchrony Financial:
1.875% 8/15/17	255,000	256,219
3.00% 8/15/19	255,000	258,889
3.75% 8/15/21	255,000	261,513

		2,435,788

Diversified Financial Services – 2.4%
BP Capital Markets PLC:
2.521% 1/15/20	73,000	73,488
3.561% 11/1/21	255,000	263,763
CME Group, Inc. 5.30% 9/15/43	221,000	264,365
Moody’s Corp. 4.50% 9/1/22	408,000	438,201

		1,039,817

Insurance – 4.3%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	374,000	421,065
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	238,000	259,639
Marsh & McLennan Companies, Inc. 4.05% 10/15/23	238,000	252,692
Pacific LifeCorp 5.125% 1/30/43 (a)	306,000	322,782
Unum Group 4.00% 3/15/24	255,000	260,877
Voya Financial, Inc.:
5.50% 7/15/22	221,000	249,629
5.70% 7/15/43	64,000	74,924

		1,841,608

	Principal Amount	Value
Real Estate Investment Trusts (REITs) – 2.8%
DDR Corp.:
3.50% 1/15/21	$255,000	$258,261
7.50% 4/1/17	374,000	422,534
Healthcare Trust of America Holdings LP 3.375% 7/15/21	255,000	256,518
Lexington Realty Trust 4.40% 6/15/24	255,000	261,410

		1,198,723

Real Estate Management & Development – 4.8%
BioMed Realty LP 2.625% 5/1/19	429,000	429,932
Corporate Office Properties LP 3.70% 6/15/21	425,000	424,926
Essex Portfolio LP 5.50% 3/15/17	391,000	426,336
Liberty Property LP 4.40% 2/15/24	238,000	251,106
Mack-Cali Realty LP 4.50% 4/18/22	255,000	258,824
Ventas Realty LP 3.75% 5/1/24	255,000	255,910

		2,047,034

TOTAL FINANCIALS		17,649,381

HEALTH CARE – 4.3%
Biotechnology – 0.6%
Amgen, Inc. 3.875% 11/15/21	238,000	251,822

Health Care Providers & Services – 2.5%
Express Scripts Holding Co. 3.125% 5/15/16	816,000	842,399
UnitedHealth Group, Inc. 4.25% 3/15/43	255,000	254,418

		1,096,817

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. 3.30% 2/15/22	84,000	84,734

Pharmaceuticals – 1.0%
AbbVie, Inc. 1.75% 11/6/17	425,000	427,270

TOTAL HEALTH CARE		1,860,643

INDUSTRIALS – 1.0%
Trading Companies & Distributors – 1.0%
Air Lease Corp. 3.875% 4/1/21	425,000	426,594

INFORMATION TECHNOLOGY – 4.6%
Electronic Equipment, Instruments & Components – 3.0%
Amphenol Corp. 1.55% 9/15/17	833,000	835,433
Apple, Inc. 4.45% 5/6/44	425,000	456,844

		1,292,277

IT Services – 1.0%
Xerox Corp. 2.95% 3/15/17	408,000	421,763

Software – 0.6%
Oracle Corp. 3.40% 7/8/24	255,000	262,096

TOTAL INFORMATION TECHNOLOGY		1,976,136

3	Quarterly Report

Investments (Unaudited) – continued

	Principal Amount	Value
MATERIALS – 1.9%
Chemicals – 1.2%
Monsanto Co.:
4.20% 7/15/34	$255,000	$262,841
4.40% 7/15/44	255,000	261,401

		524,242

Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold, Inc.:
2.30% 11/14/17	28,000	28,171
5.45% 3/15/43	255,000	256,119

		284,290

TOTAL MATERIALS		808,532

TELECOMMUNICATION SERVICES – 4.0%
Diversified Telecommunication Services – 4.0%
AT&T, Inc. 5.55% 8/15/41	221,000	246,905
Verizon Communications, Inc.:
1.35% 6/9/17	425,000	425,225
6.40% 9/15/33	204,000	252,522
6.55% 9/15/43	595,000	768,530

TOTAL TELECOMMUNICATION SERVICES		1,693,182

UTILITIES – 9.0%
Electric Utilities – 2.7%
American Electric Power Co., Inc. 2.95% 12/15/22	255,000	251,897
Duke Energy Indiana, Inc. 4.90% 7/15/43	221,000	253,114
FirstEnergy Corp. 2.75% 3/15/18	629,000	635,488

		1,140,499

Multi-Utilities – 6.3%
Berkshire Hathaway Energy Co. 1.10% 5/15/17	850,000	844,666
Dominion Resources, Inc. 1.25% 3/15/17	425,000	425,291
DPL, Inc. 7.25% 10/15/21	306,000	322,830
NiSource Finance Corp. 4.80% 2/15/44	255,000	269,000
Puget Energy, Inc. 5.625% 7/15/22	374,000	430,936
Sempra Energy 6.15% 6/15/18	374,000	427,357

		2,720,080

TOTAL UTILITIES		3,860,579

TOTAL NONCONVERTIBLE BONDS (Cost $38,783,116)		38,965,070

Municipal Securities – 2.0%
	Principal Amount	Value
California Gen. Oblig. 7.60% 11/1/40	$255,000	$391,764
Illinois Gen Oblig. Series 2011 5.877% 3/1/19	425,000	472,511

TOTAL MUNICIPAL SECURITIES (Cost $854,078)		864,275

Foreign Government and Government Agency Obligations – 2.0%

Banco Nacional de Desenvolvimento Economico e Social 4.00% 4/14/19 (a)	384,000	386,688
United Mexican States 4.75% 3/8/44	442,000	456,033

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $831,072)		842,721

U.S. Treasury Obligations – 1.7%

U.S. Treasury Bond 3.625% 2/15/44 (Cost $691,152)	630,100	718,905

Money Market Funds – 2.6%
	Shares
Fidelity Cash Central Fund, 0.11% (c) (Cost $1,112,243)	1,112,243	1,112,243

TOTAL INVESTMENT PORTFOLIO – 99.3% (Cost $42,271,661)		42,503,214

NET OTHER ASSETS (LIABILITIES) – 0.7%		316,856

NET ASSETS – 100%		$42,820,070

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,531,846 or 5.9% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Quarterly Report	4

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$146

Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$38,965,070	$—	$38,965,070	$—
Municipal Securities	864,275	—	864,275	—
Foreign Government and Government Agency Obligations	842,721	—	842,721	—
U.S. Treasury Obligations	718,905	—	718,905	—
Money Market Funds	1,112,243	1,112,243	—	—

Total Investments in Securities:	$42,503,214	$1,112,243	$41,390,971	$—

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $42,271,661. Net unrealized appreciation aggregated $231,553, of which $334,555 related to appreciated investment securities and $103,002 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Limited Term Bond ETF

November 30, 2014

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 75.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 8.1%
Automobiles – 1.9%
Daimler Finance North America LLC 1.875% 1/11/18 (a)	$752,000	$757,745

Hotels, Restaurants & Leisure – 0.8%
Starbucks Corp. 0.875% 12/5/16	320,000	320,076

Household Durables – 1.3%
DR Horton, Inc. 3.75% 3/1/19	528,000	529,320

Media – 4.1%
Comcast Corp. 5.70% 5/15/18	720,000	816,446
Cox Communications, Inc. 6.25% 6/1/18 (a)	250,000	284,766
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 1.75% 1/15/18	96,000	95,780
Time Warner Cable, Inc. 5.85% 5/1/17	192,000	211,210
Viacom, Inc. 2.20% 4/1/19	233,000	229,943

		1,638,145

TOTAL CONSUMER DISCRETIONARY		3,245,286

CONSUMER STAPLES – 7.7%
Beverages – 1.3%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	528,000	530,267

Food & Staples Retailing – 3.1%
CVS Health Corp. 2.25% 12/5/18	624,000	632,775
Kroger Co. 2.30% 1/15/19	624,000	626,837

		1,259,612

Food Products – 2.8%
ConAgra Foods, Inc. 2.10% 3/15/18	624,000	625,041
General Mills, Inc.:
1.40% 10/20/17	200,000	200,155
2.20% 10/21/19	100,000	99,892
Tyson Foods, Inc. 2.65% 8/15/19	200,000	202,507

		1,127,595

Tobacco – 0.5%
Philip Morris International, Inc. 1.125% 8/21/17	192,000	190,992

TOTAL CONSUMER STAPLES		3,108,466

ENERGY – 3.5%
Energy Equipment & Services – 0.4%
Cameron International Corp. 6.375% 7/15/18	144,000	163,783

Oil, Gas & Consumable Fuels – 3.1%
Canadian Natural Resources Ltd. 5.90% 2/1/18	160,000	179,795

	Principal Amount	Value
Kinder Morgan, Inc.:
2.00% 12/1/17	$15,000	$15,031
3.05% 12/1/19	28,000	28,151
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	496,000	515,775
Petroleos Mexicanos 3.50% 7/18/18	496,000	514,476

		1,253,228

TOTAL ENERGY		1,417,011

FINANCIALS – 42.4%
Banks – 19.3%
Australia & New Zealand Banking Group Ltd. 1.25% 6/13/17	374,000	374,350
Bank of America Corp. 1.70% 8/25/17	992,000	994,436
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.00% 2/26/16 (a)	208,000	208,399
Barclays Bank PLC 2.50% 2/20/19	304,000	308,486
BNP Paribas S.A. 1.375% 3/17/17	720,000	720,945
CIT Group, Inc. 3.875% 2/19/19	496,000	498,381
Citigroup, Inc.:
1.85% 11/24/17	200,000	200,737
2.50% 7/29/19	344,000	346,688
Credit Suisse AG 2.30% 5/28/19	400,000	401,671
HSBC U.S.A., Inc. 2.375% 11/13/19	100,000	100,621
Intesa Sanpaolo SpA 3.875% 1/16/18	528,000	553,346
JPMorgan Chase & Co. 1.625% 5/15/18	720,000	716,609
Nordea Bank AB 1.625% 5/15/18 (a)	400,000	398,710
Royal Bank of Canada 1.20% 1/23/17	192,000	192,580
Royal Bank of Scotland Group PLC 1.875% 3/31/17	192,000	192,882
Sumitomo Mitsui Banking Corp. (Reg. S) 3.10% 1/14/16	400,000	410,036
The Toronto Dominion Bank 1.40% 4/30/18	496,000	492,368
Wells Fargo & Co. 1.40% 9/8/17	624,000	625,985

		7,737,230

Capital Markets – 4.9%
Goldman Sachs Group, Inc. 2.625% 1/31/19	752,000	761,612
Mitsubishi UFJ Trust & Banking Corp. 1.60% 10/16/17 (a)	250,000	249,826
Morgan Stanley 2.375% 7/23/19	544,000	543,124
UBS AG 2.375% 8/14/19	400,000	403,074

		1,957,636

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – 8.4%
Capital One Financial Corp. 2.45% 4/24/19	$208,000	$208,833
Caterpillar Financial Services Corp. 1.30% 3/1/18	688,000	683,188
Discover Financial Services 6.45% 6/12/17	100,000	111,395
Ford Motor Credit Co. LLC 5.00% 5/15/18	752,000	822,586
General Electric Capital Corp. 5.625% 5/1/18	642,000	727,404
Hyundai Capital America 3.75% 4/6/16 (a)	240,000	248,762
Moody’s Corp. 2.75% 7/15/19	224,000	227,339
Toyota Motor Credit Corp. 1.375% 1/10/18	352,000	351,929

		3,381,436

Diversified Financial Services – 0.9%
BP Capital Markets PLC 2.237% 5/10/19	192,000	193,257
Deutsche Bank AG 1.35% 5/30/17	192,000	191,710

		384,967

Insurance – 7.3%
American International Group, Inc. 2.30% 7/16/19	304,000	306,773
Berkshire Hathaway Finance Corp. 1.30% 5/15/18	624,000	620,355
Hartford Financial Services Group, Inc. 4.00% 10/15/17	624,000	667,743
MetLife, Inc. 1.756% 12/15/17	624,000	629,985
New York Life Global Funding 1.65% 5/15/17 (a)	368,000	372,411
Pricoa Global Funding I 1.35% 8/18/17 (a)	336,000	336,468
TIAA Asset Management Finance Co. LLC 2.95% 11/1/19 (a)	11,000	11,074

		2,944,809

Real Estate Investment Trusts (REITs) – 0.5%
Simon Property Group LP 1.50% 2/1/18 (a)	192,000	191,518

Real Estate Management & Development – 1.1%
ERP Operating LP 5.375% 8/1/16	400,000	428,750

TOTAL FINANCIALS		17,026,346

HEALTH CARE – 2.3%
Health Care Providers & Services – 2.3%
Aetna, Inc. 1.50% 11/15/17	624,000	622,166
Express Scripts Holding Co. 1.25% 6/2/17	304,000	302,016

TOTAL HEALTH CARE		924,182

	Principal Amount	Value
INFORMATION TECHNOLOGY – 2.1%
IT Services – 1.6%
The Western Union Co. 3.65% 8/22/18	$496,000	$520,150
Xerox Corp. 2.75% 3/15/19	128,000	129,178

		649,328

Technology Hardware, Storage & Peripherals – 0.5%
Hewlett-Packard Co. 2.75% 1/14/19	192,000	192,915

TOTAL INFORMATION TECHNOLOGY		842,243

MATERIALS – 1.8%
Chemicals – 0.2%
Albemarle Corp. 3.00% 12/1/19	52,000	52,328

Metals & Mining – 1.6%
Freeport-McMoRan Copper & Gold, Inc. 2.30% 11/14/17	27,000	27,164
Rio Tinto Finance (U.S.A.) PLC 6.50% 7/15/18	544,000	627,204

		654,368

TOTAL MATERIALS		706,696

TELECOMMUNICATION SERVICES – 4.8%
Diversified Telecommunication Services – 4.3%
British Telecommunications PLC 2.35% 2/14/19	688,000	691,236
CenturyLink, Inc. 5.15% 6/15/17	400,000	421,000
Verizon Communications, Inc.:
3.65% 9/14/18	200,000	212,318
5.50% 2/15/18	352,000	394,631

		1,719,185

Wireless Telecommunication Services – 0.5%
Vodafone Group PLC 1.50% 2/19/18	192,000	190,620

TOTAL TELECOMMUNICATION SERVICES		1,909,805

UTILITIES – 2.4%
Electric Utilities – 1.6%
Duke Energy Carolinas LLC 5.10% 4/15/18	352,000	394,041
FirstEnergy Corp. 2.75% 3/15/18	260,000	262,682

		656,723

Multi-Utilities – 0.8%
Dominion Resources, Inc. 2.50% 12/1/19	40,000	40,335
PacifiCorp 5.50% 1/15/19	250,000	284,456

		324,791

TOTAL UTILITIES		981,514

TOTAL NONCONVERTIBLE BONDS (Cost $30,082,897)		30,161,549

3	Quarterly Report

Investments (Unaudited) – continued

U.S. Treasury Obligations – 7.8%
	Principal Amount	Value
U.S. Treasury Notes 1.00% 10/31/16 (Cost $3,143,342)	$3,120,000	$3,153,150

Asset-Backed Securities – 6.7%

Ally Master Owner Trust Series 2014-4, Class A2 1.43% 6/17/19	200,000	200,366
Ally Master Owner Trust Series 2014-5, Class A2 1.60% 10/15/19	200,000	200,444
American Express Credit Account Master Trust Series 2014-4, Class A 1.43% 6/15/20	100,000	100,308
AmeriCredit Automobile Receivables Trust Series 2013-5, Class A3 0.90% 9/10/18	400,000	400,464
Capital Auto Receivables Asset Trust Series 2014-3, Class A2 1.18% 12/20/17	260,000	260,743
CNH Equipment Trust Series 2014-C, Class A2 0.63% 12/15/17	200,000	200,025
Discover Card Execution Note Trust Series 2014-A5, Class A 1.39% 4/15/20	200,000	199,882
Enterprise Fleet Financing LLC Series 2014-1, Class A2 0.87% 9/20/19 (a)	245,000	245,253
Ford Credit Floorplan Master Owner Trust Series 2012-5, Class A 1.49% 9/15/19	400,000	400,498
GM Financial Automobile Leasing Trust Series 2014-2A, Class A3 1.22% 1/22/18 (a)	400,000	401,325
World Omni Auto Receivables Trust Series 2014-B, Class A3 1.14% 1/15/20	73,000	72,917

TOTAL ASSET-BACKED SECURITIES (Cost $2,677,398)		2,682,225

Collateralized Mortgage Obligations – 6.7%

PRIVATE SPONSOR – 6.7%
Banc of America Commercial Mortgage Trust Series 2006-2, Class A4 5.918% 5/10/45 (b)	45,000	47,184
Banc of America Commercial Mortgage Trust Series 2006-4, Class A1A 5.617% 7/10/46 (b)	467,090	497,731
Commercial Mortgage Pass Through Certificates Series 2014-CR20, Class A2 2.801% 11/10/47	41,000	42,204
Commercial Mortgage Trust Series 2006-GG7, Class A4 6.014% 7/10/38 (b)	385,787	405,773

	Principal Amount	Value
GS Mortgage Securities Trust Series 2006-GG6, Class A4 5.553% 4/10/38 (b)	$305,000	$314,992
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class A1A 5.397% 5/15/45	375,019	396,894
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4 5.156% 2/15/31	489,291	504,100
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class A1A 5.557% 3/15/45 (b)	93,034	97,665
Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Class A1A 5.749% 7/15/45 (b)	165,229	176,047
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A1A 5.297% 11/15/48	179,555	192,717

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,688,156)		2,675,307

Foreign Government and Government Agency Obligations – 1.6%

Banco Nacional de Desenvolvimento Economico e Social (Reg. S) 4.00% 4/14/19	304,000	306,128
Brazilian Federative Republic 5.875% 1/15/19	304,000	343,368

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $644,929)		649,496

U.S Government Agency – Mortgage Securities – 0.6%

Freddie Mac – 0.6%
0.625% 11/23/16 (Cost $229,910)	230,000	230,231

Money Market Funds – 1.0%
	Shares
Fidelity Cash Central Fund, 0.11% (Cost $416,945)	416,945	416,945

TOTAL INVESTMENT PORTFOLIO – 99.5% (Cost $39,883,577)		39,968,903

NET OTHER ASSETS (LIABILITIES) – 0.5%		182,562

NET ASSETS – 100%		$40,151,465

Quarterly Report	4

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,706,257 or 9.2% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$190

Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$30,161,549	$—	$30,161,549	$—
U.S. Treasury Obligations	3,153,150	—	3,153,150	—
Asset-Backed Securities	2,682,225	—	2,682,225	—
Collateralized Mortgage Obligations	2,675,307	—	2,675,307	—
Foreign Government and Government Agency Obligations	649,496	—	649,496	—
U.S Government Agency – Mortgage Securities	230,231	—	230,231	—
Money Market Funds	416,945	416,945	—	—

Total Investments in Securities:	$39,968,903	$416,945	$39,551,958	$—

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $39,883,577. Net unrealized appreciation aggregated $85,326, of which $134,333 related to appreciated investment securities and $49,007 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security

5	Quarterly Report

Investments (Unaudited) – continued

specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Total Bond ETF

November 30, 2014

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 50.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 3.2%
Automobiles – 0.0%
General Motors Co. 3.50% 10/2/18	$10,000	$10,250

Diversified Consumer Services – 0.0%
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	14,033

Media – 2.8%
Altice S.A. 7.75% 5/15/22 (a)	500,000	516,875
Clear Channel Worldwide Holdings, Inc. Series B 6.50% 11/15/22	250,000	260,625
Columbus International, Inc. (Reg.S) 7.375% 3/30/21	230,000	244,950
Comcast Corp. 4.75% 3/1/44	100,000	109,947
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	230,000	258,175

		1,390,572

Multiline Retail – 0.4%
JC Penney Corp., Inc. 7.40% 4/1/37	230,000	170,775

TOTAL CONSUMER DISCRETIONARY		1,585,630

CONSUMER STAPLES – 1.5%
Beverages – 0.0%
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,186

Food & Staples Retailing – 0.7%
ESAL GmbH (Reg.S) 6.25% 2/5/23	270,000	271,013
Walgreens Boots Alliance, Inc.: 1.75% 11/17/17	13,000	13,097
2.70% 11/18/19	29,000	29,329
3.30% 11/18/21	34,000	34,552

		347,991

Tobacco – 0.8%
Altria Group, Inc. 2.625% 1/14/20	100,000	100,577
Reynolds American, Inc. 4.85% 9/15/23	250,000	269,361

		369,938

TOTAL CONSUMER STAPLES		728,115

ENERGY – 6.8%
Oil, Gas & Consumable Fuels – 6.8%
Canadian Natural Resources Ltd. 1.75% 1/15/18	21,000	21,026
DCP Midstream Operating LP (Reg.S) 4.75% 9/30/21	400,000	427,789

	Principal Amount	Value
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	$200,000	$196,137
EP Energy LLC / Everest Acquisition Finance, Inc. 7.75% 9/1/22	230,000	234,600
Kinder Morgan, Inc. 2.00% 12/1/17	18,000	18,038
Petrobras Global Finance BV: 5.625% 5/20/43	92,000	79,680
7.25% 3/17/44	56,000	58,280
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	850,000	846,328
Petroleos de Venezuela S.A. (Reg.S) 8.50% 11/2/17	400,000	280,000
Petroleos Mexicanos: 5.50% 1/21/21	460,000	510,025
6.375% 1/23/45	200,000	230,430
The Williams Companies., Inc. 4.55% 6/24/24	533,000	527,138

TOTAL ENERGY		3,429,471

FINANCIALS – 24.0%
Banks – 8.4%
Bank of America Corp.: 1.70% 8/25/17	750,000	751,842
2.60% 1/15/19	100,000	101,401
2.65% 4/1/19	22,000	22,314
4.20% 8/26/24	125,000	127,561
4.25% 10/22/26	50,000	50,306
Barclays PLC 2.75% 11/8/19	200,000	200,777
Citigroup, Inc.: 1.85% 11/24/17	250,000	250,922
2.50% 7/29/19	53,000	53,414
4.00% 8/5/24	125,000	125,505
6.125% 11/21/17	750,000	844,515
First Tennessee Bank N.A. 2.95% 12/1/19	250,000	251,120
Intesa Sanpaolo SpA 2.375% 1/13/17	500,000	506,629
JPMorgan Chase & Co. 3.875% 9/10/24	125,000	126,293
Royal Bank of Scotland Group PLC 6.125% 12/15/22	750,000	820,088

		4,232,687

Capital Markets – 5.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	125,000	131,172
Goldman Sachs Group, Inc.: 2.55% 10/23/19	100,000	99,923
2.90% 7/19/18	750,000	771,596
Lazard Group LLC 4.25% 11/14/20	250,000	266,094
Morgan Stanley: 2.375% 7/23/19	500,000	499,195

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
Morgan Stanley: – continued
4.875% 11/1/22	$250,000	$269,646
5.45% 1/9/17	850,000	921,494

		2,959,120

Consumer Finance – 2.7%
Ally Financial, Inc. 3.75% 11/18/19	250,000	246,875
Ford Motor Credit Co. LLC 5.875% 8/2/21	750,000	872,010
Synchrony Financial 3.00% 8/15/19	250,000	253,813

		1,372,698

Diversified Financial Services – 3.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.50% 5/15/21 (a)	260,000	263,250
General Motors Financial Co., Inc.: 3.00% 9/25/17	30,000	30,617
3.25% 5/15/18	15,000	15,244
3.50% 7/10/19	744,000	759,816
4.25% 5/15/23	5,000	5,112
4.375% 9/25/21	70,000	72,537
4.75% 8/15/17	20,000	21,170
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875% 2/1/22	260,000	265,200
Navient Corp. 5.50% 1/15/19	125,000	129,531

		1,562,477

Insurance – 0.4%
Liberty Mutual Group, Inc. (Reg.S) 5.00% 6/1/21	150,000	164,867
TIAA Asset Management Finance Co. LLC: 2.95% 11/1/19 (a)	14,000	14,095
4.125% 11/1/24 (a)	21,000	21,326

		200,288

Real Estate Investment Trusts (REITs) – 1.9%
Duke Realty LP 3.75% 12/1/24	18,000	18,053
Equity One, Inc. 3.75% 11/15/22	220,000	220,973
HCP, Inc. 3.875% 8/15/24	225,000	228,137
Lexington Realty Trust 4.40% 6/15/24	245,000	251,159
Omega Healthcare Investors, Inc. 4.50% 1/15/25 (a)	225,000	225,934
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	11,023

		955,279

Real Estate Management & Development – 1.6%
Brandywine Operating Partnership LP 4.10% 10/1/24	225,000	226,167

	Principal Amount	Value
CBRE Services, Inc. 5.00% 3/15/23	$125,000	$128,000
Mack-Cali Realty LP 3.15% 5/15/23	245,000	224,168
Tanger Properties LP 3.75% 12/1/24	35,000	35,217
Ventas Realty LP 3.75% 5/1/24	220,000	220,785

		834,337

TOTAL FINANCIALS		12,116,886

HEALTH CARE – 1.0%
Health Care Providers & Services – 1.0%
CHS/Community Health Systems, Inc. 8.00% 11/15/19	240,000	256,800
Tenet Healthcare Corp. 8.125% 4/1/22	230,000	257,025

TOTAL HEALTH CARE		513,825

INDUSTRIALS – 2.5%
Airlines – 1.5%
Air Canada:
6.75% 10/1/19 (a)	125,000	132,812
7.75% 4/15/21 (a)	250,000	263,750
Southwest Airlines Co. 2.75% 11/6/19	100,000	100,944
United Continental Holdings Inc. 6.00% 7/15/26	250,000	238,750

		736,256

Commercial Services & Supplies – 0.5%
APX Group, Inc. 6.375% 12/1/19	260,000	248,950

Trading Companies & Distributors – 0.5%
Air Lease Corp.:
4.25% 9/15/24	125,000	125,156
4.75% 3/1/20	125,000	133,438

		258,594

TOTAL INDUSTRIALS		1,243,800

INFORMATION TECHNOLOGY – 0.5%
Communications Equipment – 0.5%
Alcatel-Lucent USA, Inc. 6.45% 3/15/29	270,000	262,913

MATERIALS – 1.0%
Chemicals – 0.5%
Trinseo Materials Operating SCA/ Trinseo Materials Finance, Inc. 8.75% 2/1/19	240,000	247,200

Metals & Mining – 0.5%
Corporacion Nacional del Cobre de Chile (Codelco) (Reg.S) 5.625% 10/18/43	200,000	223,583

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Metals & Mining – continued
Freeport-McMoRan Copper & Gold, Inc. 2.30% 11/14/17	$33,000	$33,201

		256,784

TOTAL MATERIALS		503,984

TELECOMMUNICATION SERVICES – 6.2%
Diversified Telecommunication Services – 5.2%
Embarq Corp. 7.995% 6/1/36	500,000	556,250
Level 3 Financing, Inc. 7.00% 6/1/20	125,000	133,594
Sprint Capital Corp. 8.75% 3/15/32	220,000	231,275
Verizon Communications, Inc.:
2.625% 2/21/20 (a)	74,000	74,098
3.45% 3/15/21	450,000	466,038
3.65% 9/14/18	850,000	902,350
Verizon Communications, Inc. (Reg. S) 5.012% 8/21/54	250,000	260,319

		2,623,924

Wireless Telecommunication Services – 1.0%
Digicel Group Ltd. (Reg.S) 7.125% 4/1/22	260,000	254,150
T-Mobile USA, Inc. 6.375% 3/1/25	250,000	253,750

		507,900

TOTAL TELECOMMUNICATION SERVICES		3,131,824

UTILITIES – 3.8%
Electric Utilities – 0.5%
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	240,000	259,800

Independent Power and Renewable Electricity Producers – 0.5%
NRG Energy, Inc. 6.25% 5/1/24 (a)	125,000	127,812
The AES Corp. 4.875% 5/15/23	125,000	125,000

		252,812

Multi-Utilities – 2.8%
Dominion Resources, Inc. 2.533% 9/30/66 (b)	15,000	14,095
FirstEnergy Corp.:
4.25% 3/15/23	500,000	508,228
7.375% 11/15/31	500,000	606,307
NiSource Finance Corp. 5.45% 9/15/20	250,000	285,687

		1,414,317

TOTAL UTILITIES		1,926,929

TOTAL NONCONVERTIBLE BONDS (Cost $25,442,710)		25,443,377

U.S Government Agency – Mortgage Securities – 13.6%
	Principal Amount	Value
Fannie Mae – 12.5%
2.50% 1/1/28	$100,198	$102,460
2.50% 12/1/29	100,000	102,016
3.00% 12/1/44	940,000	950,281
3.50% 2/1/43 to 7/1/43	2,191,503	2,284,569
3.50% 12/1/44	120,000	125,081
4.00% 12/1/44	1,200,000	1,281,469
4.50% 12/1/44	600,000	652,125
5.00% 12/1/44	250,000	277,226
5.50% 6/1/38	484,812	542,478

TOTAL FANNIE MAE		6,317,705

Ginnie Mae – 1.1%
3.50% 2/20/43 to 8/20/43	296,859	312,235
3.50% 12/1/44	200,000	210,094

TOTAL GINNIE MAE		522,329

TOTAL U.S GOVERNMENT AGENCY –MORTGAGE SECURITIES (Cost $6,772,495)		6,840,034

Collateralized Mortgage Obligations – 11.1%

PRIVATE SPONSOR – 11.1%
CD Commercial Mortgage Trust Series 2006-CD2, Class A4 5.479% 1/15/46 (b)	750,000	774,688
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA 2.80% 12/15/27 (a)(b)	1,000,000	1,000,000
Citigroup Mortgage Loan Trust Series 2010-4, Class 4A5 5.00% 10/25/35 (a)	107,421	110,344
Commercial Mortgage Trust Series 2006-GG7, Class A4 6.014% 7/10/38 (b)	723,351	760,825
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19, Class A4 5.891% 2/12/49 (b)	750,000	814,604
LB Commercial Mortgage Trust Series 2007-C3, Class A4 6.101% 7/15/44 (b)	750,000	818,739
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4 5.156% 2/15/31	489,291	504,100
Wachovia Bank Commercial Mortgage Trust Series Series 2007-C33, Class A4 6.14% 2/15/51 (b)	747,965	803,431

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,611,119)		5,586,731

Quarterly Report	4

U.S. Treasury Obligations – 10.7%
	Principal Amount	Value
U.S. Treasury Bonds:
3.00% 11/15/44	$460,000	$467,834
3.125% 8/15/44	593,000	617,183
U.S. Treasury Inflation Indexed Bonds 1.375% 2/15/44	561,721	625,704
U.S. Treasury Notes:
0.25% 9/30/15	1,700,000	1,701,595
0.875% 11/15/17	2,006,000	2,006,156

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,388,941)		5,418,472

Asset-Backed Securities – 5.1%
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D, 3.00% 7/8/19	485,000	495,749
AmeriCredit Automobile Receivables Trust Series 2013-5, Class D, 2.86% 12/8/19	750,000	763,284
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C, 2.18% 6/8/20	324,000	323,395
Santander Drive Auto Receivables Trust Series 2014-4, Class C, 2.60% 11/16/20	1,000,000	1,009,812

TOTAL ASSET-BACKED SECURITIES (Cost $2,581,369)		2,592,240

Municipal Securities – 3.8%
California Gen. Oblig. 7.60% 11/1/40	560,000	860,345
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	170,000	177,225
Illinois Gen. Oblig. Series 2003 5.10% 6/1/33	900,000	886,437

TOTAL MUNICIPAL SECURITIES (Cost $1,911,852)		1,924,007

Foreign Government and Government Agency Obligations – 2.7%
	Principal Amount	Value

Argentine Republic 7.00% 10/3/15	$130,000	$125,999
Banco Nacional de Desenvolvimento Economico e Social (Reg. S) 4.00% 4/14/19	600,000	604,200
Belarus Republic (Reg.S) 8.95% 1/26/18	150,000	159,000
Indonesian Republic (Reg.S) 5.375% 10/17/23	200,000	222,500
United Mexican States 4.75% 3/8/44	250,000	257,937

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,355,103)		1,369,636

Money Market Funds – 9.4%
	Shares
Fidelity Cash Central Fund, 0.11% (c) (Cost $4,756,579)	4,756,579	4,756,579

TOTAL INVESTMENT PORTFOLIO – 106.9% (Cost $53,820,168)		53,931,076

NET OTHER ASSETS (LIABILITIES) – (6.9)%		(3,501,388)

NET ASSETS – 100%		$50,429,688

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,206,233 or 6.4% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

5	Quarterly Report

Investments (Unaudited) – continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$550

Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$25,443,377	$—	$25,443,377	$—
U.S Government Agency – Mortgage Securities	6,840,034	—	6,840,034	—
Collateralized Mortgage Obligations	5,586,731	—	5,586,731	—
U.S. Treasury Obligations	5,418,472	—	5,418,472	—
Asset-Backed Securities	2,592,240	—	2,592,240	—
Municipal Securities	1,924,007	—	1,924,007	—
Foreign Government and Government Agency Obligations	1,369,636	—	1,369,636	—
Money Market Funds	4,756,579	4,756,579	—	—

Total Investments in Securities:	$53,931,076	$4,756,579	$49,174,497	$—

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $53,821,182. Net unrealized appreciation aggregated $109,894, of which $288,302 related to appreciated investment securities and $178,408 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

7	Quarterly Report

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015